Fair Value of Financial Instruments - Summary of Asset and Liability Balances of Derivative Instrument (Details) - International Swap and Derivatives Association - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Asset [Abstract]
Net derivative assets presented in the consolidated balance sheets	$ 5,676	$ 32,535
Gross amount of eligible offsetting recognized derivative assets	3,497	2,656
Gross amount of derivative assets	9,173	35,191
Derivative Liability [Abstract]
Net derivative liabilities presented in the consolidated balance sheets	(7,142)	0
Gross amount of eligible offsetting recognized derivative liabilities	(3,497)	(2,656)
Gross amount of derivative liabilities	$ (10,639)	$ (2,656)